Federated Hermes Select Total Return Bond Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—52.8%
	Federal Home Loan Mortgage Corporation—29.6%
$ 246,206	2.500%, 1/1/2050	$259,004
226,351	2.500%, 4/1/2050	237,763
3,785,837	2.500%, 1/1/2051	3,991,496
3,018,169	3.000%, 10/1/2050	3,235,895
18,052	5.500%, 10/1/2021	18,307
1,308	6.000%, 7/1/2021	1,321
20,739	7.500%, 1/1/2027	23,173
2,267	7.500%, 1/1/2031	2,668
1,188	7.500%, 1/1/2031	1,334
1,876	7.500%, 1/1/2031	2,200
27,337	7.500%, 2/1/2031	32,026
65,227	7.500%, 2/1/2031	76,774
	TOTAL	7,881,961
	Federal National Mortgage Association—8.9%
2,000,000	2.000%, 1/1/2051	2,079,531
23,116	5.000%, 4/1/2036	26,572
142,280	5.500%, 11/1/2035	166,575
45,843	6.000%, 2/1/2026	51,697
2,812	6.000%, 5/1/2036	3,343
456	6.500%, 7/1/2029	523
965	6.500%, 5/1/2030	1,099
3,794	6.500%, 2/1/2031	4,390
3,866	6.500%, 4/1/2031	4,479
334	6.500%, 4/1/2031	388
5,148	6.500%, 5/1/2031	5,955
5,043	6.500%, 6/1/2031	5,837
7,132	6.500%, 7/1/2031	8,330
916	6.500%, 8/1/2031	1,045
2,846	7.000%, 4/1/2029	3,305
876	7.000%, 4/1/2029	1,017
4,774	7.000%, 5/1/2029	5,512
2,302	7.000%, 2/1/2030	2,678
2,429	8.000%, 12/1/2026	2,734
	TOTAL	2,375,010
	Government National Mortgage Association—0.5%
8,643	5.000%, 1/15/2023	8,764
28,619	5.000%, 7/15/2023	29,741
5,910	7.000%, 10/15/2028	6,734
1,162	7.000%, 12/15/2028	1,327
3,511	7.000%, 2/15/2029	3,905
2,328	7.000%, 6/15/2029	2,672
4,442	8.000%, 10/15/2030	5,185
61,088	8.000%, 11/15/2030	71,873
	TOTAL	130,201

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Uniform Mortgage-Backed Securities, TBA—13.8%
$3,500,000	[1]	2.500%, 1/1/2051	$3,690,721
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,931,810)	14,077,893
		ASSET-BACKED SECURITIES—10.9%
		Auto Receivables—10.9%
900,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	934,209
1,000,000		Ford Credit Auto Owner Trust 2020-B, Class C, 2.040%, 12/15/2026	1,002,953
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	967,786
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,844,491)	2,904,948
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.7%
		Federal Home Loan Mortgage Corporation—9.3%
2,471,445	[2]	REMIC, Series 3114, Class PF, 0.558% (1-month USLIBOR +0.400%), 2/15/2036	2,491,258
		Federal National Mortgage Association—0.1%
26,424		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	29,497
		Non-Agency Mortgage-Backed Securities—0.3%
116,245		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	67,078
5,424		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	2,926
		TOTAL	70,004
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,614,615)	2,590,759
		AGENCY RISK TRANSFER SECURITIES—8.6%
583,914	[2]	FHLMC - STACR, Series 2015-DNA, Class M3, 4.048% (1-month USLIBOR +3.900%), 12/25/2027	592,525
1,000,000	[2]	FHLMC - STACR, Series 2017-DNA3, Class M2, 2.648% (1-month USLIBOR +2.500%), 3/25/2030	1,012,051
657,143	[2]	FNMA - CAS 2016-C04, Series 2016-C04, Class 1M2, 4.398% (1-month USLIBOR +4.250%), 1/25/2029	682,655
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $2,336,641)	2,287,231
		U.S. TREASURIES—8.4%
		U.S. Treasury Bonds—8.4%
500,000		United States Treasury Bond, 1.375%, 11/15/2040	494,211
1,500,000		United States Treasury Bond, 2.375%, 11/15/2049	1,761,446
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,055,800)	2,255,657
		COMMERCIAL MORTGAGE-BACKED SECURITY—3.9%
		Non-Agency Commercial Mortgage-Backed Securities—3.9%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	1,034,201
		ADJUSTABLE RATE MORTGAGES—0.5%
	[2]	Federal Home Loan Mortgage Corporation ARM—0.1%
15,570		2.465%, 7/1/2035	16,251
	[2]	Federal National Mortgage Association ARM—0.4%
56,906		2.223%, 7/1/2034	59,070
48,626		3.800%, 2/1/2036	51,368
		TOTAL	110,438
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $120,941)	126,689
		INVESTMENT COMPANY—21.5%
5,743,080		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3] (IDENTIFIED COST $5,743,080)	5,743,080
		TOTAL INVESTMENT IN SECURITIES—116.3% (IDENTIFIED COST $30,677,368)[4]	31,020,458
		OTHER ASSETS AND LIABILITIES - NET—(16.3)%	(4,349,106)
		TOTAL NET ASSETS—100%	$26,671,352

At December 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Long Bond Long Futures	14	$2,424,625	March 2021	$(25,969)
[5]United States Treasury Notes 10-Year Long Futures	20	$2,761,563	March 2021	$(669)
[5]United States Treasury Notes 5-Year Long Futures	9	$1,135,477	March 2021	$2,161
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(24,477)
The average notional value of long contracts held by the Fund throughout the period was $8,718,045. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2020	$4,355,056
Purchases at Cost	$3,911,207
Proceeds from Sales	$(2,523,183)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2020	$5,743,080
Shares Held as of 12/31/2020	5,743,080
Dividend Income	$242

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2020.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$14,077,893	$—	$14,077,893
Asset-Backed Securities	—	2,904,948	—	2,904,948
Collateralized Mortgage Obligations	—	2,590,759	—	2,590,759
Agency Risk Transfer Securities	—	2,287,231	—	2,287,231
U.S. Treasuries	—	2,255,657	—	2,255,657
Commercial Mortgage-Backed Securities	—	1,034,201	—	1,034,201
Adjustable Rate Mortgages	—	126,689	—	126,689
Investment Company	5,743,080	—	—	5,743,080
TOTAL SECURITIES	$5,743,080	$25,277,378	$—	$31,020,458
Other Financial Instruments:[1]
Assets	$2,161	$—	$—	$2,161
Liabilities	(26,638)	—	—	(26,638)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(24,477)	$—	$—	$(24,477)

[1]	Other financial instruments are futures contracts

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk